The Company and Nature of Operations (Sogou's Business, Intitial Public Offering of Sogou) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 14, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization and Nature of Operations [Line Items]
Proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses			$ 0	$ 0	$ 622,131
One-time credit to additional paid-in capital in shareholders' equity resulted from the completion of Sogou's IPO					$ 622,131
Sogou [Member] | IPO [Member]
Organization and Nature of Operations [Line Items]
Proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses	$ 622,100
One-time credit to additional paid-in capital in shareholders' equity resulted from the completion of Sogou's IPO		$ 278,400